Condensed Statement of Cash Flows - Coastal Pride Company, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (27,693)	$ 193,454	$ 178,861
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of fixed assets	3,636	6,001	4,888
Provision for bad debt	13,350	13,155	11,111
Changes in operating assets and liabilities:
Receivables	434,147	152,367	(209,471)
Inventories	857,232	(243,144)	(1,014,564)
Other current assets and prepaid expense	(998)	10,122	(39,747)
Deferred tax asset			(1,625)
Accounts payable and accruals	(679,727)	(31,856)	226,842
Net cash provided by operating activities	599,947	100,099	(843,705)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed assets	(7,154)	(4,919)	(4,919)
Net cash used in investing activities	(7,154)	(4,919)	(4,919)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash Overdraft		(7,982)	(7,982)
Repayment from working capital lines of credit, net of proceeds	(586,215)	(59,439)	884,364
Net cash used in financing activities	(586,215)	(67,421)	876,382
NET INCREASE IN CASH AND CASH EQUIVALENTS	6,578	27,759	27,758
CASH AND CASH EQUIVALENTS BEGINNING OF PERIOD	27,758
CASH, AND CASH EQUIVALENTS - END OF PERIOD	34,336	27,759	27,758
Supplemental Disclosure of Cash Flow Information
Cash paid for interest expense	50,822	28,001	39,605
Cash paid for income taxes	$ 26,700	$ 81,858	$ 78,588